PARENT COMPANY DISCLOSURES	12 Months Ended
Dec. 31, 2021
Disclosure Of Parent Company Financial Statements Explanatory [Abstract]
PARENT COMPANY DISCLOSURES
NOTE 55: PARENT COMPANY DISCLOSURES
(A)Company income statement

	2021	2020	2019
	£m	£m	£m
Net interest expense	(176)	(194)	(108)
Dividends received from subsidiary undertakings	3,600	1,135	5,150
Other income	633	566	682
Total income	4,057	1,507	5,724
Operating expenses	(164)	(249)	(289)
Impairment (charge) credit	—	(1)	4
Profit before tax	3,893	1,257	5,439
Tax credit (expense)	12	45	(24)
Profit for the year	3,905	1,302	5,415

Profit attributable to ordinary shareholders	3,476	849	4,949
Profit attributable to other equity holders	429	453	466
Profit for the year	3,905	1,302	5,415
(B)Company balance sheet

	2021	2020
	£ million	£ million
Assets
Cash and cash equivalents	50	7
Financial assets at fair value through profit or loss	20,362	14,362
Derivative financial instruments	793	1,832
Amounts due from subsidiaries	—	27
Debt securities	2,033	—
Loans to subsidiaries	14,238	20,107
Current tax recoverable	28	16
Deferred tax assets	26	10
Investment in subsidiaries	49,142	49,903
Other assets	2	982
Total assets	86,674	87,246
Liabilities
Financial liabilities at fair value through profit or loss	9,748	8,635
Derivative financial instruments	414	803
Debt securities in issue	17,748	20,545
Other liabilities	261	1,899
Subordinated liabilities	8,105	7,760
Total liabilities	36,276	39,642
Equity
Share capital	7,102	7,084
Share premium account	18,479	17,863
Merger reserve	6,806	7,420
Capital redemption reserve	4,479	4,462
Retained profits	7,626	4,869
Shareholders’ equity	44,492	41,698
Other equity instruments	5,906	5,906
Total equity	50,398	47,604
Total equity and liabilities	86,674	87,246
(C)Company statement of changes in equity

	Attributable to ordinary shareholders
	Share capital and premium	Merger reserve	Capital redemption reserve	Retained profits	Total	Other equity instruments	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million
At 1 January 2019	24,835	7,423	4,273	2,103	38,634	6,491	45,125
Total comprehensive income[1]	—	—	—	4,949	4,949	466	5,415
Dividends	—	—	—	(2,312)	(2,312)	—	(2,312)
Distributions on other equity instruments	—	—	—	—	—	(466)	(466)
Issue of ordinary shares	107	—	—	—	107	—	107
Share buyback	(189)	—	189	(1,095)	(1,095)	—	(1,095)
Redemption of preference shares	3	(3)	—	—	—	—	—
Issue of other equity instruments	—	—	—	(5)	(5)	896	891
Redemption of other equity instruments	—	—	—	—	—	(1,481)	(1,481)
Movement in treasury shares	—	—	—	74	74	—	74
Value of employee services:
Share option schemes	—	—	—	71	71	—	71
Other employee award schemes	—	—	—	165	165	—	165
At 31 December 2019	24,756	7,420	4,462	3,950	40,588	5,906	46,494
Total comprehensive income[1]	—	—	—	849	849	453	1,302
Distributions on other equity instruments	—	—	—	—	—	(453)	(453)
Issue of ordinary shares	191	—	—	—	191	—	191
Movement in treasury shares	—	—	—	(52)	(52)	—	(52)
Value of employee services:
Share option schemes	—	—	—	48	48	—	48
Other employee award schemes	—	—	—	74	74	—	74
At 31 December 2020	24,947	7,420	4,462	4,869	41,698	5,906	47,604
Total comprehensive income[1]	—	—	—	3,476	3,476	429	3,905
Dividends	—	—	—	(877)	(877)	—	(877)
Distributions on other equity instruments	—	—	—	—	—	(429)	(429)
Issue of ordinary shares	37	—	—	—	37	—	37
Redemption of preference shares	597	(614)	17	—	—	—	—
Movement in treasury shares	—	—	—	(24)	(24)	—	(24)
Value of employee services:
Share option schemes	—	—	—	51	51	—	51
Other employee award schemes	—	—	—	131	131	—	131
At 31 December 2021	25,581	6,806	4,479	7,626	44,492	5,906	50,398
1No statement of comprehensive income has been shown for the parent company, as permitted by section 408 of the Companies Act 2006. Total comprehensive income comprises only the profit for the year.
(D)Company cash flow statement

	2021	2020	2019
	£ million	£ million	£ million
Profit before tax	3,893	1,257	5,439
Adjustments for:
Fair value and exchange adjustments and other non-cash items	1,134	(512)	(166)
Change in other assets	(7,028)	(1,815)	(11,975)
Change in other liabilities and other items	(3,322)	6,401	3,151
Dividends received	(3,600)	(1,135)	(5,150)
Distributions on other equity instruments received	(423)	(492)	(366)
Tax received	2	—	70
Net cash (used in) provided by operating activities	(9,344)	3,704	(8,997)
Cash flows from investing activities
Return of capital contribution	4	4	5
Dividends received	3,600	1,135	5,150
Distributions on other equity instruments received	423	492	366
Acquisitions of and capital injections to subsidiaries	(3,209)	(1,170)	(1,648)
Return of capital by subsidiaries	4,130	—	—
Amounts advanced to subsidiaries	(974)	(5,827)	(1,812)
Repayment of loans to subsidiaries	6,727	2,004	11,257
Interest received on loans to subsidiaries	461	261	395
Net cash provided by (used in) investing activities	11,162	(3,101)	13,713
Cash flows from financing activities
Dividends paid to ordinary shareholders	(877)	—	(2,312)
Distributions on other equity instruments	(429)	(453)	(466)
Interest paid on subordinated liabilities	(793)	(316)	(314)
Proceeds from issue of subordinated liabilities	499	—	—
Proceeds from issue of other equity instruments	—	—	891
Proceeds from issue of ordinary shares	25	144	36
Share buyback	—	—	(1,095)
Repayment of subordinated liabilities	(200)	—	(3)
Redemptions of other equity instruments	—	—	(1,481)
Net cash used in financing activities	(1,775)	(625)	(4,744)
Change in cash and cash equivalents	43	(22)	(28)
Cash and cash equivalents at beginning of year	7	29	57
Cash and cash equivalents at end of year	50	7	29
(E)Interests in subsidiaries
The principal subsidiaries, all of which have prepared accounts to 31 December and whose results are included in the consolidated accounts of Lloyds Banking Group plc, are:

	Country of registration/ incorporation	Percentage of equity share capital and voting rights held	Nature of business
Lloyds Bank plc	England	100%	Banking and financial services
Scottish Widows Limited	England	100%[1]	Life assurance
HBOS plc	Scotland	100%[1]	Holding company
Bank of Scotland plc	Scotland	100%[1]	Banking and financial services
Lloyds Bank Corporate Markets plc	England	100%	Banking and financial services
1Indirect interest.
The principal area of operation for each of the above subsidiaries is the United Kingdom.